Average Annual Total Returns{- Fidelity Advisor® Large Cap Fund} - 11.30 Fidelity Advisor Large Cap Fund - AMCIZ PRO-10 - Fidelity Advisor® Large Cap Fund	Fidelity Advisor Large Cap Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Large Cap Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Large Cap Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Large Cap Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Large Cap Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Large Cap Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Large Cap Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Large Cap Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Large Cap Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Large Cap Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Large Cap Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Large Cap Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Large Cap Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Large Cap Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Large Cap Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Large Cap Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Large Cap Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Large Cap Fund - Class I Return Before Taxes Past 10 years	Fidelity Advisor Large Cap Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Large Cap Fund-Class Z Return Before Taxes Past 10 years	Fidelity Advisor Large Cap Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Large Cap Fund-Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	2.33%	10.92%	11.34%	0.75%	8.89%	9.88%	1.98%	8.31%	9.08%	4.50%	11.15%	11.32%	6.71%	11.39%	11.15%	8.87%	12.54%	12.32%	8.99%		11.41%	[1]	Feb. 01, 2017	18.40%	15.22%	13.88%

[1]	(a)Since inception February 1, 2017.